Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Commissions, fees and other	$ 11,235	$ 8,457	$ 7,521
Fiduciary investment income	52	55	74
Total revenue	11,287	8,512	7,595
Expenses
Compensation and benefits	6,567	5,097	4,597
Other general expenses	3,114	2,189	1,977
Total operating expenses	9,681	7,286	6,574
Operating income	1,606	1,226	1,021
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5		34
Income from continuing operations before income taxes	1,384	1,059	949
Income taxes	378	300	268
Income from continuing operations	1,006	759	681
Income (loss) from discontinued operations before income taxes	5	(39)	83
Income taxes (benefit)	1	(12)	(28)
Income (loss) from discontinued operations	4	(27)	111
Net income	1,010	732	792
Less: Net income attributable to noncontrolling interests	31	26	45
Net income attributable to Aon stockholders	979	706	747
Net income attributable to Aon stockholders
Income from continuing operations	975	733	636
Income (loss) from discontinued operations	4	(27)	111
Net income	$ 979	$ 706	$ 747
Basic net income (loss) per share attributable to Aon stockholders
Continuing operations (in dollars per share)	$ 2.91	$ 2.50	$ 2.25
Discontinued operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.39
Net income (in dollars per share)	$ 2.92	$ 2.41	$ 2.64
Diluted net income (loss) per share attributable to Aon stockholders
Continuing operations (in dollars per share)	$ 2.86	$ 2.46	$ 2.19
Discontinued operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.38
Net income (in dollars per share)	$ 2.87	$ 2.37	$ 2.57
Cash dividends per share paid on common stock (in dollars per share)	$ 0.60	$ 0.60	$ 0.60
Weighted average common shares outstanding - basic (in shares)	335.5	293.4	283.2
Weighted average common shares outstanding - diluted (in shares)	340.9	298.1	291.1